Loss Per Share - Schedule of Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss for the year	$ (16,020)	$ (10,075)
Weighted average number of shares outstanding - basic and diluted	28,881,800	20,674,866
Net loss per share - basic and diluted	$ (0.55)	$ (0.49)